CONVERTIBLE PROMISSORY NOTES AND WARRANTS, Convertible promissory notes (Q1) (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	$ 98,258,000	$ 40,700,000
Debt Issuance costs	(240,000)	(240,000)
Nominal value of Convertible Promissory Notes	98,018,000	40,460,000
Less: Derivative liability component	(37,234,800)	(37,234,800)
Liability component at date of issue	60,783,200	3,225,200
Interest charged	44,939,400	42,121,800
Loss on extinguishment of debt	542,300	0
Total Liability component	106,264,900	45,347,000
Less: Conversion to Paid in Capital	(56,107,100)	0
Less: Short-term liability component	(50,157,800)	(41,818,800)	$ (4,123,900)
Liability component	0	3,528,200	0
Embedded feature Component [Abstract]
Derivative liability Component	37,234,800	37,234,800
Change in fair value of embedded derivative	207,084,100	(18,832,000)
Total Derivative Liability Component	244,318,900	18,402,800	14,905,300	$ 75,355,200
Less: Conversion to Paid in Capital	(244,318,900)	0
Less: Short-term derivative liability component	0	(17,282,500)	(14,905,300)
Derivative Liability Component	0	1,120,300	0
Future Minimum payment of note payable year 2025	$ 50,157,800
Minimum [Member]
Embedded feature Component [Abstract]
Debt instrument effective rate percentage	16.30%
Maximum [Member]
Embedded feature Component [Abstract]
Debt instrument effective rate percentage	100.00%
Convertible Promissory Notes 1-7 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	$ 5,340,000	5,340,000	5,340,000
Convertible Promissory Notes 8 -12 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	17,500,000	17,500,000	17,500,000
Convertible Promissory Notes 13 -20 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	17,860,000	17,860,000	$ 15,360,000
Convertible Promissory Notes 21 - 23 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	7,455,000	0
Digital World Convertible Notes [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Face amount	$ 50,103,000	$ 0